Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading bond funds	$ 703	$ 742
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring Basis [Line Items]
Short-term investments - trading bond funds	$ 703	$ 742